Regulatory Requirements	12 Months Ended
Dec. 31, 2023
Regulatory Requirements [Abstract]
Regulatory Requirements

Note 18 — Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission, the Insurance Authority (Hong Kong), Monetary Authority of Singapore, and the Cayman Islands Monetary Authority (CIMA) that the Company’s subsidiaries were required to maintain as of December 31, 2023 and the actual amounts of capital that were maintained.

Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$384,034	$1,191,452	$807,418	310%
Lion Futures Limited	384,034	1,105,705	721,671	288%
Lion Asset Management Limited	12,801	371,207	358,406	2900%
BC Wealth Management Limited	64,006	171,232	107,226	268%
Lion International Financial (Singapore) Pte. Ltd.	757,691	794,148	36,457	105%
Lion Broker Limited (Cayman)	5,555,528	18,036,054	12,480,526	325%
Total	$7,158,093	$21,669,797	$14,511,704	303%